Assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Collateral pledged
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 25,340,891	₩ 27,483,376
Loans
Assets pledged as collateral [Line Items]
Assets pledged as collateral		99,158
Loans at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	129,210
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral		25,725,072
Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	11,533,107
Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	1,372,746
Securities at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	10,670,253
Trading assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral		12,660,710
Financial assets designated at FVTPL(IAS39)
Assets pledged as collateral [Line Items]
Assets pledged as collateral		587,380
Available-for-sale financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral		1,968,870
Held-to-maturity financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral		10,508,112
Deposits
Assets pledged as collateral [Line Items]
Assets pledged as collateral		1,501,661
Deposits at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	1,481,085
Real estate
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 154,490	₩ 157,485